Gain on Disposal of Subsidiaries and Other Assets, Net - consideration for financial performance (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
		Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Feb. 28, 2025
Disposal Group, Including Discontinued Operations [Line Items]
Gain on disposal of subsidary		$ (880)	$ (196)	$ (2,007)	$ 254
Direct Marketing Payment Processing Business Line [Member]
Disposal Group, Including Discontinued Operations [Line Items]
Cash consideration						$ 1,948
Cash consideration				1,948
Contingent consideration	[1]			4,138
Total consideration				6,086
Less: Assets disposed	[2]	$ 5,347		5,347
Gain on disposal of subsidiary				$ 739	$ 739

[1]	The contingent consideration receivable was recognized at fair value on the disposal date using a discounted cash flow methodology (a Level 3 measurement) and is revalued each reporting period. As of September 30, 2026 and December 31, 2025, the contingent consideration receivable was $3,508 and $4,810, respectively. For the nine months ended September 30, 2026, payments of $807 were received and a fair value gain / (loss) on the contingent consideration receivable of ($495), was recognized in "Other expense, net" (See Note 14).
[2]	Assets disposed include software development costs, property, plant and equipment and goodwill.